UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period: 2/28/14

Item 1.  Reports to Stockholders.

SFG Futures Strategy Fund

Semi-Annual Report

February 28, 2014

1-855-256-0149

www.sfgalternatives.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Solutions Funds Group “Futures Strategy Fund”

SHAREHOLDER LETTER

September 1, 2013 – February 28, 2014

FUND STRATEGY

The Fund seeks to deliver returns non-correlated with traditional portfolios by employing its strategy of managed futures via liquid, exchange traded financial instruments.  Implementation of the managed futures strategy is based on multiple forms of diversification across: market sectors, geography, investment horizon and tactical strategies such as trend-following and mean reversion.  The fundamental strategy is being deployed by allocating assets to multi-strategy single portfolio managers and/or one or more commodity pools, operated by Efficient Capital Management, LLC.

 Efficient Capital Management, LLC, allocates to commodity trading advisors (each a “CTA”) – via separately managed accounts – according to the CTA’s correlation to the Underlying Pool’s overall portfolio.  Each Underlying Pool invests according to such Underlying Pool manager’s trading strategy, and will generally trade a diversified portfolio of commodity interest, including but not limited to: futures contracts, forward contracts, listed options and foreign exchange.  Trade duration spans across various time frames and could last over one year.  Quantitative models driven mainly by volatility and correlation measurements are employed to control investment bias on the decisions that determine the portfolio’s leverage and entry and exit trade signals.

The Fund employs strategies and investment techniques aimed to produce risk-adjusted returns over a full market cycle while managing risk exposure.  These are also exchange traded strategies that may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricing’s or anticipated price movements; and/or benefit from cyclical themes and relationship or special situation events (such as spin-offs or reorganizations).  Such strategies may have low sensitivity to traditional markets because they seek opportunities and risks that are unrelated to traditional markets.

FUND PERFORMANCE

For the period September 1, 2013 through February 28, 2014, the Funds Class A share class (EFSAX) returned +2.63% and the Funds Class I (Institutional) share class (EFSIX) returned +2.62%.

Risk sentiment shifted in September as a tug-of-war between printing money (“risk-on” effect), real economic fundamentals (“risk-off”) and policy uncertainty in the U.S. and Europe produced a challenging trading environment.  Agricultural prices, which experienced a robust drought-driven rally during the previous several months, recoiled on over-extension fears, demand destruction, and profit taking.  Enthusiasm about the Fed’s new QE measures faded rapidly as fresh European sovereign debt fears and rising Spanish yields drove risk aversion.  Most financial markets reversed sharply on the 14th, a day after the Fed announced their latest stimulus measure, creating steep losses for long-term trend following managers.  Diversifying strategies were also negative, despite offsetting gains from short-term strategies that were able to (more) quickly acclimate to the shifting market environment.

Concerns surrounding a potential taper of the U.S. Federal Reserve’s monthly $85 billion bond-buying program quickly faded in October as attention shifted to the partial government shutdown and the debt ceiling showdown in Washington.  An 11th hour agreement on October 17th provided a temporary respite from the political gridlock that had threatened to drive the U.S. government into default.  The agreement reopened the government and extended the debt ceiling, but only until January 17th when the government is again projected to reach its borrowing limit.

With the deck clear of immediate political and monetary road blocks, risky assets were free to rally, driving equities to fresh all-time highs.  Bond markets also traded higher and provided complementary gains as diminishing expectations of immediate monetary tightening pushed yields lower.  Energy markets were challenging for the fund with crude oil trading sharply lower on rising inventories and waning demand for gasoline.  October, 2013 saw the fund turn a modest profit with winning managers outnumbering losers by 2-to-1 and longer-term trend followers producing the strongest gains.

The fund posted a positive result in November with strong gains in equities and currencies complemented by profits in agricultural commodities and metals.  The strongest returns came in equities as optimism for a recovering global economy and continuing low interest rates along with a surprise rate cut by the ECB drove many global bourses to fresh all-time highs.  Expectations that the Bank of Japan would continue, if not increase, its stimulative monetary policy contrasted with the Fed’s signaled tightening, driving the Japanese yen sharply lower.  As a result, short yen positions grew throughout the month and accounted for the majority of the FX trading gains.  Metals traded profitably with gold prices suffering their largest decline since June as investors dumped the safe-haven metal in favor of higher yielding assets.  Agricultural commodity gains were led by corn where prices fell to 3-year lows on expectations for a record harvest in the U.S.   The month’s strongest gains came from trend following strategies, but each trading style was positive as winning managers outnumbered losers by more than 3-to-1.

Led by strong profits in equities and currencies, the fund produced a meaningful gain in December, driving it into positive territory on the year.  The strongest profits came in equities as growing optimism for a global economy recovery and diminished uncertainty regarding the Fed’s ongoing QE program sent stock markets higher.  Currencies were also highly profitable as expectations that the Bank of Japan would continue, if not expand, its stimulative monetary policy contrasted with the Fed’s tightening.  The Japanese yen depreciated for a 5th straight month, producing gains on the funds short yen exposure.  With the exception of interest rates, trading returns in other sectors were relatively flat.  Bond markets producing the largest losses as the Fed’s initial unwind of QE drove yields higher.   Strong gains from short-term trend followers (the month’s best performing strategy group) complemented profits from long-term trend following as winning managers outnumbered losers by more than 3-to-1.

The New Year began with sharp reversals in some of the most established trends, producing meaningful losses for the portfolio in January.  The most significant reversal came in global equities as many bourses posted their worst month in more than a year.  Currency markets also posed challenges with the euro and yen both experiencing abrupt directional changes to start the year.  Interest rates and commodities provided offsetting gains as managers profited from falling bond yields and weakness in wheat and sugar markets. Long-term trend following strategies suffered the sharpest losses, more than offsetting the gains from diversifying strategies.  Short-term trend followers, the best performing diversifying group, quickly adjusted exposure to capture the emerging opportunities in energy and agricultural markets.  These gains were complemented by positive returns from global macro discretionary managers who profited from moves in commodity and currency markets.  Despite gains from diversifying managers, the portfolio was negative overall as two-thirds of the managers posted losses on the month.

The portfolio generated strong profits in energies and equities, helping drive February’s overall positive return.  Equity markets posted robust gains despite continued tapering by the U.S Federal Reserve and the crisis in Ukraine which elevated tensions between the world’s superpowers to levels not seen since the end of the Cold War.  Record cold and wintry weather across much of the U.S. drove natural gas prices sharply higher, providing dynamic trading opportunities for a number of different strategies.  Metals trading proved challenging as gold prices rose 6.6% and silver rallied by more than 10% on safe-haven buying.  Losses in currencies were more than offset by gains in agricultural commodities and interest rates as the central bank’s policy decisions were generally in line with market expectations.  The portfolio’s strongest profits came from diversifying managers, particularly those trading shorter-term strategies.  Trend following profits complemented these gains as winning managers outnumbered losers by nearly 2-to-1.

Although the adviser is still looking forward to the Fed taking additional steps to unwind the QE programs that have artificially propped up markets during the past several years, the adviser welcomes the gains generated from solid trading opportunities especially in both equities in interest rates.  As we transition from an environment of unprecedented government intervention to a more “normal” atmosphere, markets should be more apt to respond to their own idiosyncratic fundamentals and unique trading opportunities will likely emerge.  The portfolio’s broad diversification across markets and trading strategies is designed to capitalize on unique and emerging trading opportunities, particularly those opportunities that have proven challenging for traditional portfolios of stocks and bonds.  As such, we remain committed to our mandate of offering a broadly diversified portfolio and managing the portfolio for volatility and risk.

FUND OUTLOOK

Performance of managed futures characteristically depends on two chief influences: stable/rising volatility and/or sustainable trends within the markets and/or strategies traded.  A principal factor contributing to the “risk-on rally” and the subsequent asset class volatility dampening has been easy monetary policy almost everywhere. One reason of low Central Bank policy rates was to hasten the post-recessionary rise in financial asset prices; that part worked. Central Bank policy rates will probably not change much in 2014. But at this stage, it will possibly take more than another year of easy money to drive markets higher. We will have to see concrete improvements in economic and profit conditions.   The adviser believes this could create an overall higher volatility environment for the global markets which could provide profitable trading opportunities.

In addition, the adviser believes the next year will show continued signs of a fragile but unmistakable recovery in the developed markets, Europe slowly recovering, continued resilience in China combined with questions marks with the balance of the Emerging markets and policy experiments in Japan.  Any of these issues could very well produce meaningful and thus profitable trends for the fund. The adviser insists that market conditions and potential future crises are difficult to predict. The fund remains steadfast to its mandate of providing the investor with the most meaningfully balanced exposure to managed futures.

Larry Shover

Chief Investment Officer

Solutions Funds Group

(866)734-0131

www.SFGAlternatives.com

4034-NLD-4/16/2014

SFG Futures Strategy Fund
PORTFOLIO REVIEW
February 28, 2014 (Unaudited)

The fund's performance figures* for the six months ended February 28, 2014, compared to its benchmarks:

	Six Month	One Year	Since Inception **
SFG Futures Strategy Fund - Class A	2.63%	(0.64)%	(2.33)%
SFG Futures Strategy Fund - Class A with load	(1.99)%	(5.07)%	(4.38)%
SFG Futures Strategy Fund - Class C	2.21%	(1.38)%	(2.88)%
SFG Futures Strategy Fund - Class I	2.62%	(0.53)%	(2.11)%
SFG Futures Strategy Fund - Class N	2.63%	(0.64)%	(3.01)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.03%	0.08%	0.09%
S&P 500 Total Return ****	15.07%	25.37%	22.46%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund's prospectus dated December 27, 2013 is 2.14%, 2.14%, 2.89%, and 1.89% for Class N, A, C, and I, respectively. For performance information current to the most recent month-end, please call 1-855-256-0149.

** Inception date is December 30, 2011.
*** The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

**** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class	% of Net Assets
Alternative Investment	24.8%
Asset Allocation Fund	6.0%
Equity Fund	4.8%
Exchange Traded Funds	4.8%
Other, Cash & Cash Equivalents	59.6%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares		Value

	ALTERNATIVE INVESTMENT - 24.8%
7,812	Efficient Diversified Fund SPC – SFG Segregated Portfolio * +	$ 6,626,834
	TOTAL ALTERNATIVE INVESTMENT (Cost - $6,923,961)

	EXCHANGE TRADED FUND - 4.8%
62,300	Credit Suisse Merger Arbitrage 2x Levered ETN Intraday Indicative Value Index *	1,270,503
	TOTAL EXCHANGE TRADED FUND (Cost - $1,193,861)

	MUTUAL FUNDS - 10.8%
	ASSET ALLOCATION FUND - 6.0%
63,316	Invesco Convertible Securities Fund	1,603,173

	EQUITY FUND - 4.8%
125,151	Driehaus Select Credit Fund	1,276,545

	TOTAL MUTUAL FUNDS (Cost - $2,477,760)	2,879,718

	SHORT-TERM INVESTMENT - 59.3%
	MONEY MARKET FUND - 59.3%
15,852,513	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% ** + (Cost - $15,852,513)	15,852,513

	TOTAL INVESTMENTS - 99.7% (Cost - $26,448,095) (a)	$ 26,629,568
	OTHER ASSETS LESS LIABILITIES - 0.3%	90,327
	NET ASSETS - 100.0%	$ 26,719,895

*	Non-Income producing security.
**	Money market fund; interest rate reflects effective yield on February 28, 2014.
+	All or a portion of this secrity is a holding of the SFG Fund Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,454,989
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 471,705
	Unrealized depreciation	(297,126)
	Net unrealized appreciation	$ 174,579

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2014

ASSETS
Investment securities:
At cost	$ 26,448,095
At value	$ 26,629,568
Cash	100,000
Receivable for Fund shares sold	2,083
Dividends and interest receivable	118
Prepaid expenses and other assets	53,832
TOTAL ASSETS	26,785,601

LIABILITIES
Payable for Fund shares redeemed	12,399
Investment advisory fees payable	11,381
Fees payable to other affiliates	6,779
Distribution (12b-1) fees payable	109
Accrued expenses and other liabilities	35,038
TOTAL LIABILITIES	65,706
NET ASSETS	$ 26,719,895

NET ASSETS CONSIST OF:
Paid in capital	$ 27,476,056
Accumulated net investment loss	(864,782)
Accumulated net realized loss from security transactions	(72,852)
Net unrealized appreciation of investments	181,473
NET ASSETS	$ 26,719,895

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 336,922
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	36,008
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 9.36
Maximum offering price per share (maximum sales charge of 4.50%)	$ 9.80

Class C Shares:
Net Assets	$ 48,911
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,279
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.27

Class I Shares:
Net Assets	$ 26,334,053
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,800,026
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.40

Class N Shares:
Net Assets	$ 9.36
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.36

(a)	Redemptions made within 30 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2014

INVESTMENT INCOME
Dividends (includes foreign tax withholding of $1)	$ 76,563
Interest	1,585
TOTAL INVESTMENT INCOME	78,148

EXPENSES
Investment advisory fees	206,018
Distribution (12b-1) fees:
Class A	831
Class C	303
Registration fees	32,876
Transfer agent fees	23,373
Administrative services fees	21,280
Legal fees	18,728
Accounting services fees	16,048
Compliance officer fees	9,781
Audit fees	8,521
Printing expense	5,967
Custodian fees	2,976
Trustees fees and expenses	2,946
Insurance expense	2,570
Other expenses	2,480
TOTAL EXPENSES	354,698

Less: Fees waived by the Advisor	(136,916)

NET EXPENSES	217,782

NET INVESTMENT LOSS	(139,634)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(47,101)
Net change in unrealized appreciation / (depreciation) of investments	904,418

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	857,317

NET INCREASE IN NET ASSETS	$ 717,683

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
FROM OPERATIONS
Net investment loss	$ (139,634)	$ (357,555)
Net realized loss from investments	(47,101)	-
Net change in unrealized appreciation/(depreciation) on investments	904,418	(1,176,701)
Net increase/(decrease) in net assets resulting from operations	717,683	(1,534,256)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(15,023)
Class C	-	(1,343)
Class I	-	(384,410)
Net decrease in net assets resulting from distributions to shareholders	-	(400,776)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	-	396,312
Class C	-	-
Class I	4,052,551	8,995,277
Net asset value of shares issued in reinvestment of distributions:
Class A	-	12,672
Class C	-	1,343
Class I	-	383,269
Redemption fee proceeds:
Class A	140	20
Class C	17	-
Class I	123	546
Payments for shares redeemed:
Class A	(513,199)	(209,632)
Class C	(56,595)	-
Class I	(4,701,713)	(5,450,474)
Net increase (decrease) in net assets from shares of beneficial interest	(1,218,676)	4,129,333

TOTAL INCREASE (DECREASE) IN NET ASSETS	(500,993)	2,194,301

NET ASSETS
Beginning of Period	27,220,888	25,026,587
End of Period*	$ 26,719,895	$ 27,220,888
*Includes accumulated net investment loss of:	$ (864,782)	$ (725,148)

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
SHARE ACTIVITY
Class A:
Shares Sold	-	40,891
Shares Reinvested	-	1,370
Shares Redeemed	(55,676)	(22,275)
Net increase (decrease) in shares of beneficial interest outstanding	(55,676)	19,986

Class C:
Shares Sold	-	-
Shares Reinvested	-	145
Shares Redeemed	(6,316)	-
Net increase (decrease) in shares of beneficial interest outstanding	(6,316)	145

Class I:
Shares Sold	439,017	949,743
Shares Reinvested	-	41,345
Shares Redeemed	(508,721)	(573,800)
Net increase (decrease) in shares of beneficial interest outstanding	(69,704)	417,288

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the Year		For the Period
	February 28, 2014		Ended August 31,		Ended August 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 9.12		$ 9.85		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.15)		(0.09)
Net realized and unrealized
gain (loss) on investments	0.30		(0.44)		(0.07)
Total from investment operations	0.24		(0.59)		(0.16)

Less distributions from:
Net investment income	-		(0.14)		-
Total distributions	-		(0.14)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.01

Net asset value, end of period	$ 9.36		$ 9.12		$ 9.85

Total return (4)	2.63%	(5)	(6.00)%		(1.50)%	(5)

Net assets, at end of period (000s)	$ 337		$ 836		$ 706

Ratio of gross expenses to average
net assets (6,8)	2.91%	(7)	2.99%		49.76%	(7)
Ratio of net expenses to average
net assets (8)	1.88%	(7)	1.88%		1.88%	(7)
Ratio of net investment loss
to average net assets	(1.22)%	(7)	(1.59)%		(1.61)%	(7)

Portfolio Turnover Rate	3%	(5)	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class A shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the Year		For the Period
	February 28, 2014		Ended August 31,		Ended August 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 9.07		$ 9.84		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)		(0.22)		(0.14)
Net realized and unrealized
gain (loss) on investments	0.29		(0.43)		(0.03)
Total from investment operations	0.20		(0.65)		(0.17)

Less distributions from:
Net investment income	-		(0.12)		-
Total distributions	-		(0.12)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.01

Net asset value, end of period	$ 9.27		$ 9.07		$ 9.84

Total return (4)	2.21%	(5)	(6.66)%		(1.60)%	(5)

Net assets, at end of period (000s)	$ 49		$ 105		$ 113

Ratio of gross expenses to average
net assets (6,8)	3.66%	(7)	3.74%		16.24%	(7)
Ratio of net expenses to average
net assets (8)	2.63%	(7)	2.63%		2.63%	(7)
Ratio of net investment loss
to average net assets	(2.05)%	(7)	(2.33)%		(2.42)%	(7)

Portfolio Turnover Rate	3%	(5)	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class C shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the Year		For the Period
	February 28, 2014		Ended August 31,		Ended August 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 9.16		$ 9.87		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.13)		(0.07)
Net realized and unrealized
gain (loss) on investments	0.29		(0.43)		(0.06)
Total from investment operations	0.24		(0.56)		(0.13)

Less distributions from:
Net investment income	-		(0.15)		-
Total distributions	-		(0.15)		-

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	-

Net asset value, end of period	$ 9.40		$ 9.16		$ 9.87

Total return (4)	2.62%	(5)	(5.72)%		(1.30)%	(5)

Net assets, at end of period (000s)	$ 26,334		$ 26,279		$ 24,208

Ratio of gross expenses to average
net assets (6,8)	2.66%	(7)	2.74%		4.30%	(7)
Ratio of net expenses to average
net assets (8)	1.63%	(7)	1.63%		1.63%	(7)
Ratio of net investment loss
to average net assets	(1.04)%	(7)	(1.33)%		(1.26)%	(7)

Portfolio Turnover Rate	3%	(5)	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class I shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	For the
	Six Months Ended		For the Year		For the Period
	February 28, 2014		Ended August 31,		Ended August 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 9.12		$ 9.85		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.15)		(0.09)
Net realized and unrealized
gain (loss) on investments	0.30		(0.58)		(0.07)
Total from investment operations	0.24		(0.73)		(0.16)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.01

Net asset value, end of period	$ 9.36		$ 9.12		$ 9.85

Total return (4)	2.63%	(5)	(7.41)%		(1.50)%	(5)

Net assets, at end of period (000s)	$ 0	(6)	$ 0	(6)	$ 0	(6)

Ratio of gross expenses to average
net assets (7,9)	2.91%	(8)	2.99%		50.31%	(8)
Ratio of net expenses to average
net assets (9)	1.88%	(8)	1.88%		1.88%	(8)
Ratio of net investment loss
to average net assets	(1.22)%	(8)	(1.59)%		(1.56)%	(8)

Portfolio Turnover Rate	3%	(5)	0%		130%	(5)

(1)	The SFG Futures Strategy Fund's Class N shares commenced operations on December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6) Represents less than $1,000 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.

See accompanying note to consolidated financial statements.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2014

1.

ORGANIZATION

The SFG Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure.  The Fund commenced operations on December 30, 2011.

The Fund currently offers four classes of shares:  Class A shares, Class C shares, Class I shares and Class N shares.  Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class C shares, Class I shares and Class N shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value. Solutions Fund Group, Inc (the “Advisor”) fair values SFG Fund Limited (SFG-CFC) CTA positions daily. Efficient Capital Management (“Efficient”) the CTA manager provides a daily NAV for the CTA based on the current positions held in the CTA and calculates an estimated profit and loss.  Efficient then calculates a profit and loss based on the previous day holdings using current day prices.  Efficient reviews the completeness of the holdings and reviews material price changes for accuracy.  Management fees and incentive fees are added to the estimated profit and loss to determine the estimated NAV each night.  This process is completed twice a day to allow for intraday comparability.  The fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 6,626,834	$ -	$ 6,626,834
Exchange Traded Funds	1,270,503	-	-	1,270,503
Mutual Funds	2,879,718	-	-	2,879,718
Money Market Funds	15,852,513	-	-	15,852,513
Total	$ 20,002,734	$ 6,626,834	$ -	$ 26,629,568

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Consolidated Portfolio of Investments for industry classification.

Consolidation of Subsidiary – SFG Fund Limited. (SFG-CFC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the SFG Futures Strategy Fund includes the accounts of SFG-CFC, a wholly owned and controlled subsidiary.  SFG-CFC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on December 16, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The SFG Futures Strategy Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

A summary of the SFG Futures Strategy Portfolio’s investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2014	% of Fund Total Assets at February 28, 2014
SFG Fund Limited	3/8/2012	$ 6,626,836	24.8%

SFG Fund Limited has invested the majority of its assets in Efficient Diversified Fund SPC – SFG Segregated Portfolio.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the fund in its 2012 and 2013 tax returns or expected to be taken in its 2014 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended February 28, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $366,414 and $340,000, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Solutions Funds Group, Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund
Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.55% of the Fund’s average daily net assets.  For the six months ended February 28, 2014, the Fund incurred $206,018 of advisory fees.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.88%, 2.63%, 1.63% and 1.88% for Class A, Class C, Class I and Class N and, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended February 28, 2014 the Advisor waived $136,916 in fees. As of February 28, 2014, the total amount of expense reimbursement subject to recapture is $682,262, of which $248,970 will expire on August 31, 2015, $296,376 will expire on August 31, 2016 and $136,916 will expire on August 31, 2017.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.25%, 1.00% and 0.25% per year of the average daily net assets of Class A, Class C and Class N shares, respectively for such distribution and shareholder service activities.  For the six months ended February 28, 2014, the Fund incurred distribution fees of $831 and $303 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended February 28, 2014, the Distributor did not receive any underwriting commissions.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended February 28, 2014, the Fund assessed $140, $17, $123 in redemption fees for Class A, Class C, and Class I, respectively.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of February 28, 2014, TD Ameritrade, Inc. held 89.28% of the voting securities for the benefit of others.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds T-Fund (the “BlackRock Fund”). The BlackRock Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct treasury obligations. The investment objective of the BlackRock Fund is current income with liquidity and stability of principal. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Fund.  The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 28, 2014 the percentage of the Funds’ net assets invested in the BlackRock Fund was 59.3%.

SFG Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Fiscal Year Ended
August 31, 2013
Ordinary Income	$ 400,776
Long-Term Capital Gain	-
Return of Capital	-
$ 400,776

There were no distributions during the year ended August 31, 2012.

As of August 31, 2013, the components of accumulated earnings (deficits) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Differences	Year Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (48,068)	$ (434,518)	$ (261,419)	$ (729,839)	$ (1,473,844)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary and tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The fund incurred and elected to defer such late year losses of $261,419.

At August 31, 2013, the fund had capital loss carry forwards for federal income tax purposes as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

8/31/2013	$ 48,068	$ -	$ 48,068	No Expiration

Total	$ 48,068	$ -	$ 48,068

Permanent book and tax differences, primarily attribute to the tax treatment of net operating losses, resulted in reclassification for the period ended August 31, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (96,157)	$ 96,157	$ -

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SFG Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of SFG Futures Strategy Fund (the “Fund”), and Solution Funds Group, Inc. (“Solutions Funds Group”)(“SFG Advisory Agreement”).

In advance of the October 24-25, 2013, meeting, the Board requested and received materials to assist them in considering the SFG Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the SFG Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the SFG Advisory Agreement and comparative information relating to the advisory fees and other expenses of the Fund.  The materials also included due diligence materials relating to the Adviser (including due diligence questionnaires completed by the Adviser, the Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the SFG Advisory Agreement.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal of the SFG Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the SFG Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Solutions Funds Group related to the proposed renewal of the SFG Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Solutions Funds Group with respect to a series of important questions, including: whether Solutions Funds Group was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Solutions Funds Group’s compliance program.  The Board then reviewed the capitalization of Solutions Funds Group based on financial information provided by and representations made by Solutions Funds Group and concluded that Solutions Funds Group was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to SFG Futures Strategy.  The Board concluded that Solutions Funds Group had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the SFG Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Solutions Funds Group to the Fund were satisfactory.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods noting the Fund has generally outperformed its peer group, benchmark and Morningstar categories for the periods ended June 30, 2013.  The Board concluded that overall the Fund’s past performance was acceptable.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Solutions Funds Group, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Solutions Funds Group with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that Solutions Funds Group had agreed to waive or limit its management fee and/or reimburse expenses at least until December 31, 2014, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.88%, 1.88%, 2.63% and 1.63%, of the Fund’s average net assets, for Class A, Class N, Class C and Class I  shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on Solutions Funds Group’s experience, expertise and services to be provided to the Fund, the advisory fee charged by Solutions Funds Group, although on the higher end of the Fund’s peers, and expense caps were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Solutions Funds Group with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information of Solutions Funds Group provided by Solutions Funds Group. After review and discussion, the Board concluded that based on the services provided by Solutions Funds Group and the low projected growth of the Fund, the Board raised concerns that the adviser is committed to the Fund for the long term.  The Board also concluded that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, Solutions Funds Group’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the SFG Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from Solutions Funds Group as the Board believed to be reasonably necessary to evaluate the terms of  the SFG Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the SFG Advisory Agreement, (a) the terms of the SFG Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the SFG Advisory Agreement is in the best interests of the Fund and its shareholders.  In considering the renewal of the SFG Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the SFG Advisory Agreement was in the best interests of the Fund and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the SFG Advisory Agreement.

SFG Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

February 28, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 through February 28, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expense Paid During Period* 9/1/13 – 2/28/14
Class N	1.88%	$1,000.00	$1,026.30	$9.45
Class A	1.88%	$1,000.00	$1,026.30	$9.45
Class C	2.63%	$1,000.00	$1,022.10	$13.19
Class I	1.63%	$1,000.00	$1,026.20	$8.19

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expense Paid During Period* 9/1/13 – 2/28/14
Class N	1.88%	$1,000.00	$1,015.47	$9.39
Class A	1.88%	$1,000.00	$1,015.47	$9.39
Class C	2.63%	$1,000.00	$1,011.75	$13.12
Class I	1.63%	$1,000.00	$1,016.71	$8.15

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-256-0149 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-256-0149.

INVESTMENT ADVISOR

Solutions Funds Group

300 Village Green, Suite 210

Lincolnshire, IL 60069

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6. Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

5/7/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/7/14